Long Term Investor Right (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Share entitlement price for perfectly maintained Long Term Investor Right		$ 0.2894
IPO [Member]
Number of shares issued in transaction	1,181,927
Shares price (in dollars per share)	$ 13.96
Share entitlement price for perfectly maintained Long Term Investor Right	$ 0.2894
IPO [Member] | Maximum [Member]
Number of shares issued to Long Term Investor Right	342,089
IPO [Member] | Minimum [Member]
Number of shares issued to Long Term Investor Right	0